Capital and Reserves (Details)												3 Months Ended	12 Months Ended
	Dec. 15, 2023 CHF (SFr) SFr / shares shares	Dec. 07, 2023 SFr / shares shares	Jul. 10, 2023 SFr / shares shares	Jul. 10, 2023 $ / shares shares	May 31, 2023	May 04, 2023	May 01, 2023 SFr / shares shares	Dec. 05, 2022 USD ($) shares	Feb. 04, 2022 SFr / shares shares	Nov. 30, 2018 CHF (SFr) shares	Nov. 30, 2018 USD ($) shares	Mar. 08, 2023	Dec. 31, 2023 CHF (SFr) SFr / shares shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 CHF (SFr) shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 shares	Jan. 19, 2024 shares	Dec. 31, 2023 USD ($) $ / shares shares	Oct. 31, 2023 SFr / shares	Oct. 31, 2023 $ / shares	Dec. 28, 2022	Sep. 09, 2022
Capital and Reserves [Line items]
Common shares par value | (per share)																			$ 0.0001	SFr 4	$ 0.0001
Reduction of share capital (in Francs) | SFr
Share capital													SFr 2,646		SFr 236,011				$ 2,956
Public offering													555,556	555,556
Pre-funded warrants			511,806	511,806
Common shares	81,274		555,556	555,556									81,274	81,274
Public offering price (in Francs per share) | (per share)			SFr 9	$ 9
Exercise price warrants (in Francs per share) | SFr / shares			SFr 8
Warrants granted			36,113	36,113
Strike price (in Francs per share) | SFr / shares			SFr 10
Exercise period			5 years	5 years
Pre-funded warrants were exercised | SFr
Gross proceeds													SFr 4,444,445	$ 5,000,000
Related transaction costs | $																			$ 718,767
Fair value assumptions volatility													107.34%	107.34%
Annual risk free rate													4.25%	4.25%
Bears interest rate percentage							10.00%															5.00%	5.00%
Maturity month							22 months
Interest rate					10.00%		4.99%		4.90%			5.00%
Conversion price (in Francs per share) | SFr / shares							SFr 28.4
Cash plus percentage						3.00%
Volume weighted average price						90.00%							15.80%	15.80%	13.70%	13.70%	13.50%
Aggregate cash payments (in Francs) | SFr													SFr 387,045
Average price													443,294	443,294
Average price per shares (in Francs per share) | SFr / shares													SFr 5.07
Reduction of share premium (in Francs) | SFr
Exercise price (in Francs per share) | SFr / shares		SFr 6.656											SFr 30.76
Weighted average price percentage		90.00%
Share issued													1,477,785		59,003			637,460	1,477,785
Exercise of warrants													81,274	81,274
Conversion price (in Francs per share) | SFr / shares									SFr 28.95
Warrants issued (in Francs per share) | SFr / shares	SFr 0.5
Warrants maturity	2 years
Fair value warrants issued (in Francs) | SFr	SFr 165,041
Convertible loan (in Francs per share) | SFr / shares									SFr 5,000,000
Effective rate									90.00%
Common shares													491,258	491,258	45,536	45,536	33,116
Common shares par value | SFr / shares									SFr 25.73
Purchase agreement (in Dollars) | $								$ 10,000,000
Aggregate proceeds								$ 4,000,000		SFr 4,700,000	$ 5,100,000				SFr 776,198	$ 854,475
Common shares for agreement (in Dollars) | $																$ 10,000,000
Offering price (in Dollars) | $											$ 25,000,000
Sale of common stock										104,147	104,147
Common shares for an aggregate										123,512	123,512
Aggregate offering price (in Dollars) | $											$ 13.1
Common Shares [Member]
Capital and Reserves [Line items]
Common shares par value | $ / shares																			$ 0.002
Common shares par value | $ / shares																			$ 0.002
Common shares authorized													5,000,000						5,000,000
Top of Range [Member]
Capital and Reserves [Line items]
Fair value assumptions volatility	113.40%
Annual risk free rate	5.40%
Bottom of Range [Member]
Capital and Reserves [Line items]
Fair value assumptions volatility	115.00%
Annual risk free rate	4.70%
FiveT Loan [Member]
Capital and Reserves [Line items]
Common shares									217,051
Lincoln Park Capital Fund, LLC [Member]
Capital and Reserves [Line items]
Share issued								16,250					17,500						17,500
CHF [Member]
Capital and Reserves [Line items]
Warrants issued amount													3,921,647	3,921,647
Convertible loan agreement							2,500,000
Conversion price (in Francs per share) | SFr / shares	SFr 6.656
Warrants [Member]
Capital and Reserves [Line items]
Public offering			43,750	43,750
Warrants granted			36,113	36,113
Pre-funded warrants were exercised													SFr 102,361	$ 112,597
Related transaction costs | SFr													SFr 639,873
Share issued	81,274
Conversion price (in Francs per share) | SFr / shares	SFr 6.656
Warrants [Member] | CHF [Member]
Capital and Reserves [Line items]
Share issued		541,034
Exercise of warrants		15,066
Preference shares [member]
Capital and Reserves [Line items]
Common shares par value | $ / shares																			$ 0.0001
Common shares authorized													20,000,000						20,000,000
Share premium [member]
Capital and Reserves [Line items]
Reduction of share capital (in Francs) | SFr													SFr 2,903,684
Pre-funded warrants were exercised | SFr													(4,086,688)
Reduction of share premium (in Francs) | SFr													(186,852,242)
Retained earnings [member]
Capital and Reserves [Line items]
Reduction of share capital (in Francs) | SFr
Reduction of share premium (in Francs) | SFr													SFr 186,852,242